ORDINARY SHARES (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) $ / shares shares
Class Of Stock [Line Items]
Ordinary shares, shares authorized			405,462,685
Ordinary shares, par value | $ / shares			$ 0.0001
Common stock shares repurchased, value | ¥		¥ 45,365		¥ 21,798
Class B Ordinary Shares
Class Of Stock [Line Items]
Ordinary shares, shares authorized			200,000,000		200,000,000
Ordinary shares, par value | $ / shares			$ 0.0001		$ 0.0001
Ordinary shares, shares outstanding			117,208,247		117,208,247
Class A Ordinary Shares
Class Of Stock [Line Items]
Ordinary shares, shares authorized			9,700,000,000		9,700,000,000
Ordinary shares, par value | $ / shares			$ 0.0001		$ 0.0001
Ordinary shares, shares outstanding			128,130,440		133,992,912
Ordinary Shares | Class A Ordinary Shares
Class Of Stock [Line Items]
Common stock shares repurchased		10,219,572	10,219,572	2,656,164	2,656,164
Common stock shares repurchased, value	¥ 21,798	¥ 45,365	$ 6,905		$ 3,411
Ordinary Shares | Class A Ordinary Shares | Weighted Average
Class Of Stock [Line Items]
Weighted average share price | $ / shares			$ 0.671		$ 1.284
Total Huami Corporation Shareholders' (Deficit)/Equity
Class Of Stock [Line Items]
Common stock shares repurchased, value | ¥		¥ 45,365		¥ 21,798